Significant capital and funding transactions - Summary of Common Shares Issued (Detail) - CAD ($) shares in Thousands, $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans	$ 2	$ (3)
Purchased for cancellation	$ (348)	$ (923)
Common shares [member]
Disclosure of classes of share capital [line items]
Issued in connection with share-based compensation plans, shares	159	464
Purchased for cancellation, shares	(3,684)	(9,297)
Increase (decrease) in number of ordinary shares issued, shares	(3,525)	(8,833)
Issued in connection with share-based compensation plans	$ 11	$ 30
Purchased for cancellation	(45)	(113)
Increase (decrease) in equity	$ (34)	$ (83)